Employee benefits - Summary of Remeasurements (Gains)/Losses Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Remeasurements
Total recognized in other comprehensive income	$ 934.6	₨ 70,834.7	₨ (72,858.7)	₨ 88,029.9
Defined Benefit Provident Fund Plan [Member]
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	(30.6)	(2,322.1)	147.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(10.4)	(786.2)	72.8
Actuarial (gains) / losses arising from changes in financial assumptions	19.4	1,473.2	441.2
Actuarial (gains) / losses arising from demographic assumptions	0.4	33.5
Reversal of OCI for previous years due to surrender of Provident Fund	(0.4)	(30.9)
Adjustments for limits on net asset	9.5	719.1	0.1
Total recognized in other comprehensive income	(12.1)	(913.4)	661.4
Total recognized in income statement and other comprehensive income	$ 5.4	₨ 411.0	₨ 2,061.6